22. Financial Risk Management (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Risk Management Details Narrative
Cash and cash equivalents	€ 39,837	€ 35,407	€ 76,740	€ 39,725
Trade and other receivables	1,102	2,255
Convertible note and warrants of Amphivena	300
Certificates of deposit		9,500
Maximum credit exposure	41,200	47,200
Maximum foreign currency exposure	€ 18,768	€ 18,974